LEASE - Maturities of operating lease liabilities and maturities of operating leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Maturities of operating lease liabilities
2022		¥ 28,203
2023	¥ 31,212	7,034
2024	19,841	3,550
2025	3,306	382
Total undiscounted lease payments	54,359	39,169
Imputed interest	(1,991)	(213)
Total lease liabilities	¥ 52,368	¥ 38,956